Important Information Regarding
the Federated Hermes Funds

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION
At meetings held on October 25, 2024, and November 1, 2024, as applicable, shareholders of the funds comprising the above-named registrants (“Federated Hermes Funds”) elected new Independent Directors/Trustees and re-elected existing Interested and Independent Directors/Trustees to serve on the Federated Hermes Funds Boards.
Shareholders elected John G. Carson, Karen L. Larrimer, Max F. Miller and Frank J. Nasta to serve as new Independent Directors/Trustees of all Federated Hermes Funds effective January 1, 2025.
Each will serve an indefinite term until the earlier to occur of: (1) his or her resignation; (2) his or her death; (3) his or her removal and appointment of his or her successor; or (4) his or her retirement upon attaining the age of 75 years in accordance with the Federated Hermes Funds, Director Service Policy. The address of all Independent Directors/Trustees of the Federated Hermes Funds is 4000 Ericsson Drive, Warrendale, PA 15086-7561.
Previously, Mr. Carson was appointed as Independent Director/Trustee to certain of the Federated Hermes Funds effective January 1, 2024. At the shareholder meetings noted above, Mr. Carson was elected by both shareholders of those certain registrants and shareholders of every other registrant comprising the Federated Hermes Funds.
In addition, effective at close of business on December 31, 2024, Maureen Lally-Green and P. Jerome Richey retired from the Federated Hermes Funds Boards having been previously elected by shareholders and serving as Independent Directors/Trustees.
The new Independent Directors/Trustees have been appointed to serve with other existing Independent Directors/Trustees on certain committees of the Federated Hermes Funds Boards.
Accordingly, in the section “Committees of the Board” the Committee members are revised as follows:
Executive Committee–J. Christopher Donahue, Interested Director/Trustee and G. Thomas Hough (Chair of the Federated Hermes Funds Board), Madelyn A. Reilly and John S. Walsh, Independent Directors/Trustees.
Audit Committee–John G. Carson, Thomas M. O’Neill (Chair of the Audit Committee), Madelyn A. Reilly and John S. Walsh.
Nominating Committee–John G. Carson, G. Thomas Hough, Karen L. Larrimer, Max F. Miller, Frank J. Nasta, Thomas M. O’Neill, Madelyn A. Reilly and John S. Walsh.
In the section “Who Manages and Provides Services to the Fund?”, the disclosure for Judge Lally-Green and Mr. Richey is deleted and the following information about Mr. Carson, Ms. Larrimer, Mr. Miller and Mr. Nasta is added.
Name Birth Date	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications
John G. Carson Birth Date: May 15, 1965
Principal Occupations: Director or Trustee of the Federated Hermes Complex; Chief Executive Officer, Chief
Investment Officer, Northstar Asset Management (Financial Services); formerly, Chief Compliance Officer, Northstar
Asset Management.
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a
Vice President at the Glenmede Trust Company and a Managing Director at Oppenheimer & Company. Prior to that he spent more than a decade with the Bank of America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.

Karen L. Larrimer Birth Date: December 10, 1962
Principal Occupations: Director or Trustee of the Federated Hermes Complex; formerly, Executive Vice President and Head of Retail Banking and Chief Customer Officer, The PNC Financial Services Group, Inc. (Retired).
Other Directorships Held: None.
Qualifications: Ms. Larrimer has served in several business and financial management roles and directorship positions throughout her career. She previously held the position of Executive Vice President and Head of Retail Banking and
Chief Customer Officer, The PNC Financial Services Group, Inc. Prior to those roles, Ms. Larrimer held several executive positions at PNC, including Chief Marketing Officer and Executive Vice President for Business Banking. In
addition to her various roles at PNC, Ms. Larrimer previously was an assistant director at Ernst & Young LLP and served in several leadership roles at Mellon Bank. Ms. Larrimer also currently holds the positions on not for profit or for profit boards of directors as follows: Director, Highmark Inc. (health insurance organization); Director, Modern
Executive Solutions (executive search and advisory solutions firm); Director and former Chair, Children’s Museum of
Pittsburgh; Director and former Chair, United Way of Southwestern Pennsylvania; and Emeritus Director, Goodwill
Industries Pittsburgh. Ms. Larrimer has held the positions of: President, Duquesne Club of Pittsburgh; Trustee, Robert
Morris University; Director, PNC Foundation; and Director, numo (fintech incubator).

Name Birth Date	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications
Max F. Miller Birth Date: December 6, 1968
Principal Occupations: Director or Trustee of the Federated Hermes Complex; Associate Professor, Director of
Entrepreneurial Studies, Director - Ignite Business Incubator, Washington & Jefferson College.
Other Directorships Held: None.
Qualifications: Mr. Miller has served in several legal, business, and academic roles and directorship positions throughout his career. Mr. Miller serves as Associate Professor of Business & Entrepreneurship, Director of
Entrepreneurial Studies, and Director of Ignite Business Incubator at Washington & Jefferson College. He also serves as President and Chief Tasting Officer of Raise Your Spirits, an experiential engagement firm. Mr. Miller previously served as Executive Vice President & Chief Operating Officer of Urban Innovation 21, an economic development focused public-private partnership; Director of VIP Experiences of MetroMe, a mobile app providing concierge services; Chief Administrative Officer and General Counsel of Big Brothers Big Sisters of America; and Director of the
University of Pittsburgh School of Law’s Innovation Practice Institute. Prior to those roles, Mr. Miller held various operations, marketing and legal leadership roles at H.J. Heinz Company and was an attorney for Federated Investors,
Inc. (now Federated Hermes, Inc.) from May 3, 1994, to November 11, 1997.

Frank J. Nasta Birth Date: October 11, 1964
Principal Occupations: Director or Trustee of the Federated Hermes Complex; Chair of the Mutual Fund Advisory
Committee and the European Fund Advisory Committee (industry forums sponsored by Broadridge Financial
Solutions, Inc.)[1] (Retired).
Other Directorships Held: None.
Qualifications: Mr. Nasta has served in various legal, compliance, and business roles in the investment management industry throughout his career. He previously was a Managing Director of JPMorgan Chase & Co. and Head of Legal
for the JPMorgan U.S. Mutual Funds business. Prior to joining J.P. Morgan, Mr. Nasta was a Partner, General Counsel,
Corporate Secretary and Member of the Board of Directors of J. & W. Seligman, an investment management firm.
Mr. Nasta previously served as the chair of the Investment Company Institute’s (the “ICI”) SEC Rules Committee,
the ICI’s Mutual Funds Conference Advisory Committee, and the Investment Management Regulation Committee of
the New York City Bar Association. He also previously served as a Director of The International Preschools in New
York City.
1 Mr. Nasta served as Chair of these committees in the capacity of a non-employee consultant, has never been an employee of Broadridge Financial Solutions, Inc., and has resigned from these positions, effective December 31,
2024, in connection with his election to the Board.

February 21, 2025

The Federated Hermes Funds include all of the following registrants (including any of their portfolios and/or share classes):
FEDERATED HERMES ADVISER SERIES
Federated Hermes Emerging Markets Equity Fund
Federated Hermes Conservative Microshort Fund
Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes International Equity Fund
Federated Hermes International Growth Fund
Federated Hermes MDT Large Cap Value Fund
Federated Hermes MDT Market Neutral Fund
Federated Hermes SDG Engagement Equity Fund
Federated Hermes SDG Engagement High Yield Credit Fund
Federated Hermes U.S. SMID Fund
FEDERATED HERMES ADJUSTABLE RATE SECURITIES TRUST
Federated Hermes Adjustable Rate Fund
FEDERATED HERMES CORE TRUST
Bank Loan Core Fund
Emerging Markets Core Fund
High Yield Bond Core Fund
Mortgage Core Fund
Federated Hermes Core Trust III
Project and Trade Finance Core Fund
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
Federated Hermes Government Income Trust
Federated Hermes Government Income Fund
Federated Hermes ETF Trust
Federated Hermes MDT Large Cap Core ETF
Federated Hermes MDT Large Cap Growth ETF
Federated Hermes MDT Large Cap Value ETF
Federated Hermes MDT Small Cap Core ETF
Federated Hermes Short Duration Corporate ETF
Federated Hermes Short Duration High Yield ETF
Federated Hermes Total Return Bond ETF
Federated Hermes U.S. Strategic Dividend ETF
Federated Hermes Short-Intermediate Government Trust
Federated Hermes Short-Intermediate Government Fund
FEDERATED HERMES SHORT-TERM GOVERNMENT TRUST
Federated Hermes Short-Term Government Fund
Federated Hermes High Yield Trust
Federated Hermes Opportunistic High Yield Bond Fund
Federated Hermes Index Trust
Federated Hermes Max-Cap Index Fund
Federated Hermes Mid-Cap Index Fund

Federated Hermes Institutional Trust
Federated Hermes Government Ultrashort Fund
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes Insurance Series
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II
Federated Hermes High Income Bond Fund II
Federated Hermes Kaufmann Fund II
Federated Hermes Managed Volatility Fund II
Federated Hermes Quality Bond Fund II
Federated Hermes Income Securities Trust
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Fund for U.S. Government Securities
Federated Hermes Inflation Protected Securities Fund
Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Short-Term Income Fund
Federated Hermes Managed Pool Series
Federated Hermes International Dividend Strategy Portfolio
Federated Hermes Corporate Bond Strategy Portfolio
Federated Hermes High Yield Strategy Portfolio
Federated Hermes Mortgage Strategy Portfolio
Federated Hermes MUNICIPAL BOND FUND, INC.
Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Short-Intermediate Duration Municipal Trust
Federated Hermes Short-Intermediate Municipal Fund
Federated Hermes SUSTAINABLE HIGH YIELD BOND FUND, INC.
Federated Hermes Total Return Government Bond Fund
Federated Hermes Total Return Series, Inc.
Federated Hermes Core Bond Fund
Federated Hermes Ultrashort Bond Fund
Federated Hermes Fixed Income Securities, Inc.
Federated Hermes Municipal Ultrashort Fund
Federated Hermes Intermediate Municipal Trust
Federated Hermes Intermediate Municipal Fund
Federated Hermes MDT Series
Federated Hermes MDT All Cap Core Fund
Federated Hermes MDT Balanced Fund
Federated Hermes MDT Large Cap Growth Fund
Federated Hermes MDT Small Cap Core Fund
Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Money Market Obligations Trust
Federated Hermes California Municipal Cash Trust
Federated Hermes Capital Reserves Fund
Federated Hermes Government Reserves Fund
Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Government Obligations Fund
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Municipal Obligations Fund
Federated Hermes New York Municipal Cash Trust
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Tax-Free Obligations Fund
Federated Hermes Treasury Obligations Fund
Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes U.S. Treasury Cash Reserves
Federated Hermes Municipal Securities Income Trust
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
February 21, 2025

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456963 (2/25)
© 2025 Federated Hermes, Inc.

Federated Hermes Money Market Obligations Trust
Federated Hermes California Municipal Cash Trust
Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Municipal Obligations Fund
Federated Hermes New York Municipal Cash Trust
Federated Hermes Prime Cash Obligations Fund
Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Institutional Tax-Free Cash Trust
Federated Hermes Tax-Free Obligations Fund

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION AND ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS
At a meeting held on October 25, 2024, and November 1, 2024, shareholders of the funds comprising the above-named registrant (“Federated Hermes Funds”) elected new Independent Trustees and re-elected existing Interested and Independent Trustees to serve on the Federated Hermes Funds’ Board.
Shareholders elected John G. Carson, Karen L. Larrimer, Max F. Miller and Frank J. Nasta to serve as new Independent Trustees of the Federated Hermes Funds effective January 1, 2025.
Each will serve an indefinite term until the earlier to occur of: (1) his or her resignation; (2) his or her death; (3) his or her removal and appointment of his or her successor; or (4) his or her retirement upon attaining the age of 75 years in accordance with the Federated Hermes Funds’ Director Service Policy. The address of all Independent Trustees of the Federated Hermes Funds is 4000 Ericsson Drive, Warrendale, PA 15086-7561.
Previously, Mr. Carson was appointed as Independent Trustee to the Federated Hermes Funds effective January 1, 2024. At the shareholder meeting noted above, Mr. Carson was elected by shareholders of the Federated Hermes Funds.
In addition, effective at close of business on December 31, 2024, Maureen Lally-Green and P. Jerome Richey retired from the Federated Hermes Funds’ Board having been previously elected by shareholders and serving as Independent Trustees.
The new Independent Trustees have been appointed to serve with other existing Independent Trustees on certain committees of the Federated Hermes Funds’ Board.
Accordingly, in the section “Committees of the Board” the Committee members are revised as follows:
Executive Committee–J. Christopher Donahue, Interested Trustee, and G. Thomas Hough (Chair of the Federated Hermes Funds Board), Madelyn A. Reilly and John S. Walsh, Independent Trustees.
Audit Committee–John G. Carson, Thomas M. O’Neill (Chair of the Audit Committee), Madelyn A. Reilly and John S. Walsh.
Nominating Committee–John G. Carson, G. Thomas Hough, Karen L. Larrimer, Max F. Miller, Frank J. Nasta, Thomas M. O’Neill, Madelyn A. Reilly and John S. Walsh.
In the section “Who Manages and Provides Services to the Fund?”, the disclosure for Judge Lally-Green and Mr. Richey is deleted and the following information about Mr. Carson, Ms. Larrimer, Mr. Miller and Mr. Nasta is added.

Name Birth Date	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications
John G. Carson Birth Date: May 15, 1965
Principal Occupations: Director or Trustee of the Federated Hermes Complex; Chief Executive Officer, Chief
Investment Officer, Northstar Asset Management (Financial Services); formerly, Chief Compliance Officer, Northstar
Asset Management.
Other Directorships Held: None.
Qualifications: Mr. Carson has served in various business management roles throughout his career. Mr. Carson was a
Vice President at the Glenmede Trust Company and a Managing Director at Oppenheimer & Company. Prior to that he spent more than a decade with the Bank of America/Merrill Lynch as a Director of Institutional Sales. Earlier on,
Mr. Carson held similar positions for Wertheim Schroder/Schroders PLC and Drexel Burnham Lambert.

Karen L. Larrimer Birth Date: December 10, 1962
Principal Occupations: Director or Trustee of the Federated Hermes Complex; formerly, Executive Vice President and Head of Retail Banking and Chief Customer Officer, The PNC Financial Services Group, Inc. (Retired).
Other Directorships Held: None.
Qualifications: Ms. Larrimer has served in several business and financial management roles and directorship positions throughout her career. She previously held the position of Executive Vice President and Head of Retail Banking and
Chief Customer Officer, The PNC Financial Services Group, Inc. Prior to those roles, Ms. Larrimer held several executive positions at PNC, including Chief Marketing Officer and Executive Vice President for Business Banking. In
addition to her various roles at PNC, Ms. Larrimer previously was an assistant director at Ernst & Young LLP and served in several leadership roles at Mellon Bank. Ms. Larrimer also currently holds the positions on not for profit or for profit boards of directors as follows: Director, Highmark Inc. (health insurance organization); Director, Modern
Executive Solutions (executive search and advisory solutions firm); Director and former Chair, Children’s Museum of
Pittsburgh; Director and former Chair, United Way of Southwestern Pennsylvania; and Emeritus Director, Goodwill
Industries Pittsburgh. Ms. Larrimer has held the positions of: President, Duquesne Club of Pittsburgh; Trustee, Robert
Morris University; Director, PNC Foundation; and Director, numo (fintech incubator).

Max F. Miller Birth Date: December 6, 1968
Principal Occupations: Director or Trustee of the Federated Hermes Complex; Associate Professor, Director of
Entrepreneurial Studies, Director - Ignite Business Incubator, Washington & Jefferson College.
Other Directorships Held: None.
Qualifications: Mr. Miller has served in several legal, business, and academic roles and directorship positions throughout his career. Mr. Miller serves as Associate Professor of Business & Entrepreneurship, Director of
Entrepreneurial Studies, and Director of Ignite Business Incubator at Washington & Jefferson College. He also serves as President and Chief Tasting Officer of Raise Your Spirits, an experiential engagement firm. Mr. Miller previously served as Executive Vice President & Chief Operating Officer of Urban Innovation 21, an economic development focused public-private partnership; Director of VIP Experiences of MetroMe, a mobile app providing concierge services; Chief Administrative Officer and General Counsel of Big Brothers Big Sisters of America; and Director of the
University of Pittsburgh School of Law’s Innovation Practice Institute. Prior to those roles, Mr. Miller held various operations, marketing and legal leadership roles at H.J. Heinz Company and was an attorney for Federated Investors,
Inc. (now Federated Hermes, Inc.) from May 3, 1994, to November 11, 1997.

Frank J. Nasta Birth Date: October 11, 1964
Principal Occupations: Director or Trustee of the Federated Hermes Complex; Chair of the Mutual Fund Advisory
Committee and the European Fund Advisory Committee (industry forums sponsored by Broadridge Financial
Solutions, Inc.)[1] (Retired).
Other Directorships Held: None.
Qualifications: Mr. Nasta has served in various legal, compliance, and business roles in the investment management industry throughout his career. He previously was a Managing Director of JPMorgan Chase & Co. and Head of Legal
for the JPMorgan U.S. Mutual Funds business. Prior to joining J.P. Morgan, Mr. Nasta was a Partner, General Counsel,
Corporate Secretary and Member of the Board of Directors of J. & W. Seligman, an investment management firm.
Mr. Nasta previously served as the chair of the Investment Company Institute’s (the “ICI”) SEC Rules Committee,
the ICI’s Mutual Funds Conference Advisory Committee, and the Investment Management Regulation Committee of
the New York City Bar Association. He also previously served as a Director of The International Preschools in New
York City.
1 Mr. Nasta served as Chair of these committees in the capacity of a non-employee consultant, has never been an employee of Broadridge Financial Solutions, Inc., and has resigned from these positions, effective December 31,
2024, in connection with his election to the Board.

February 21, 2025

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456962 (2/25)
© 2025 Federated Hermes, Inc.